Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
Business Combination, Goodwill [Abstract]
Goodwill
Balance, January 1, 2012	$ 1,579
Balance, December 31, 2012	1,579
Balance, December 31, 2013	$ 1,579